Deposit, Prepayments and Other Receivables, Net (Tables) - Other Receivable [Member]	12 Months Ended
Dec. 31, 2023
Deposit, Prepayments and Other Receivables, Net (Tables) [Line Items]
Schedule of Deposit, Prepayment and Other Receivables, Net	Deposit, prepayment and other receivables, net consisted of the following:
	As of December 31,
	2023	2022
Deposits	$710,702	$364,490
Prepayments	1,026,767	104,262
Other receivables	850,361	163,207
	2,587,830	631,959
Less: allowance for expected credit losses	(818,248)	(42,173)
Deposit, prepayment and other receivables, net	$1,769,582	$589,786

Schedule of Allowance for Expected Credit Losses	The following table presents the activity in the allowance for expected credit losses:
	As of December 31,
	2023	2022
Balance at beginning of year	$42,173	$25,650
Allowance for expected credit losses	774,070	16,509
Foreign translation adjustment	2,005	14
Balance at end of year	$818,248	$42,173